Memorandum items	12 Months Ended
Dec. 31, 2023
Off-Balance Sheet Exposures [Abstract]
Memorandum items	Memorandum items
Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.
a) Guarantees and contingent commitments granted
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contracts. The detail is as follows:

	2023	2022	2021
Loans commitment granted	279,589	274,075	262,737
Of which impaired	406	653	615
Financial guarantees granted	15,435	12,856	10,758
Of which impaired	578	521	188
Financial guarantees	15,400	12,813	10,715
Credit derivatives sold	35	43	43
Other commitments granted	113,273	92,672	75,733
Of which impaired	542	608	781
Technical guarantees	57,363	50,508	40,158
Other	55,910	42,164	35,575
The breakdown as at 31 December 2023 of the exposures and the provision fund out of balance sheet by impairment stage is EUR 398,243 million and EUR 302 million (EUR 370,729 million and EUR 331 million in 2022 and EUR 337,113 million and EUR 372 million in 2021) in stage 1, EUR 8,528 million and EUR 174 million (EUR 7,092 million and EUR 191 million in 2022 and EUR 10,531 million and EUR 200 million in 2021) in stage 2 and EUR 1,526 million and EUR 226 million (EUR 1,782 million and EUR 212 million in 2022 and EUR 1,584 million and EUR 161 million in 2021) in stage 3, respectively.
Income from guarantee instruments is recognised under 'Fee and commission income' in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.
i. Loan commitments granted
Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.
ii. Financial guarantees granted
Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.
iii. Other commitments granted
Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.
b) Memorandum items
i. Off-balance-sheet funds under management
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2023	2022	2021
Investment funds	165,174	142,189	145,987
Pension funds	14,831	14,021	16,078
Assets under management	29,732	25,670	24,862
	209,737	181,880	186,927
ii. Non-managed marketed funds
Additionally, at 31 December 2023 there are non-managed marketed funds totalling EUR 50,036 million (EUR 48,379 million and EUR 48,385 million at 31 December 2022 and 2021, respectively).
c) Third-party securities held in custody
At 31 December 2023 the Group held in custody debt securities and equity instruments totalling EUR 268,338 million (EUR 231,263 million and EUR 236,153 million at 31 December 2022 and 2021, respectively) entrusted to it by third parties.